Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
	December 31,	December 31,
	2015	2014
	U.S. Dollars
Accounts receivable	79	101
Accounts payable	-	-
Due from affiliated companies	559	501

	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Purchases from Parent and affiliates	43	93	57
Interest income (expense) from Parent	(9)	24	4
Sales to Parent and affiliated companies	109	297	347